Share-based payments	12 Months Ended
Dec. 31, 2022
Share-based payments
Share-based payments

21 Share-based payments

As of December 31, 2022 and 2021, the Group had the following share-based payment arrangements.

(i)  2019 Equity Incentive Plan (2019 Plan)

The Company established a long-term incentive plan (the “2019 Plan”) in 2019. The 2019 Plan governs issuances of equity and equity-based incentive awards from and after the consummation of the IPO. Awards under the 2019 Plan may be granted to the employees, the members of management board and supervisory board, consultants or other advisors. As of January 1, 2023 the maximum number of common shares underlying awards that may be granted pursuant to the 2019 Plan (other than replacement awards) will not exceed 25% of the Company’s issued share capital. Such maximum number will be increased on January 1 of each calendar year, by an additional number of common shares equal to 3% of the Company’s issued share capital on such date (or a lower number of common shares as determined by the management board or supervisory board, where appropriate on the basis of a recommendation of the compensation committee (as the case may be, as prescribed by the 2019 Plan and, collectively, the “Committee”)).

In the event of a change in control of the Company (as defined in the 2019 Plan), outstanding awards that will be substituted or exchanged for equivalent replacement awards, in connection with the change in control will be cancelled. Outstanding rewards that are not substituted or exchanged for equivalent replacement awards, in connection with the change in control will immediately vest and settle in full, unless otherwise decided by the Committee.

In November 2022, the Company amended the 2019 plan to include stock grants (SGAs) and PSUs and to modify the settlement of the awards. Accordingly, the awards will be delivered as promptly as reasonably practicable following the exercise or settlement of the relevant award, but in no event later than 30 days following such exercise of settlement.

The grants disclosed in the following paragraphs were granted under the 2019 Plan.

(ii)  ESOP/ VSOP 2017

During 2019, 805,308 new share options were granted pursuant to the Centogene N.V. 2019 Plan, replacing previously established virtual share option program in 2017 (“ESOP 2017”), with each option representing the right to acquire one common share of Centogene N.V., with an exercise price equal to the nominal value of a share of Centogene N.V., which is EUR 0.12. The options were considered vested upon the completion of the IPO, but were not exercisable in the first 180 days after the IPO (lock-up period).

	2022		2021
	Number	WAEP	Number	WAEP
Outstanding as of January 1	357,440	0.12	549,005	0.12
Granted during the year	—	0.12	—	0.12
Cancelled during the year	—	0.12	—	0.12
Exercised during the year	(29,509)	0.12	(191,565)	0.12
Outstanding as of December 31	327,931	0.12	357,440	0.12
Vested as of December 31	327,931	0.12	357,440	0.12
Exercisable as of December 31	327,931	0.12	357,440	0.12

During 2021, 191,565 options were exercised. The weighted average share price at the date of exercise was USD 9.76. During 2022, 29,509 options were exercised. The weighted average share price at the date of exercise was USD 1.25.

The contractual term of the share options as of December 31, 2022 is seven years.

The share options issued under ESOP 2017 are equity-settled and the fair value of the options were recognized in equity under capital reserve on the date of grant.

(iii)Equity share option 2019 (ESOP 2019) to Flemming Ornskov

On December 18, 2020, in an extraordinary general meeting of shareholders of Centogene N.V., the shareholders approved the grant of 300,000 restricted stock units (“RSUs”) to Flemming Ornskov under the 2019 Plan, which replaced the originally granted share options under ESOP 2019 (awards initially granted in 2019) and pursuant to which Flemming Ornskov will forfeit the options awarded to him thereunder in exchange for the RSUs granted to him. The RSUs will expire after ten years, will not be subject to any other performance criteria, will have no exercise price and will be settled in shares. With respect to the RSUs granted:

1.	33% will vest immediately;
2.	the remaining 67% will vest in two equal annual instalments on each relevant anniversary of October 1 following the date of grant; and
3.	will vest in full upon the occurrence of a change in control (as defined in the 2019 Plan), provided that the holder of the awards is an eligible participant (as defined in the 2019 Plan) on the date of such change in control.

	2022		2021
	Number	WAEP	Number	WAEP
Outstanding as of January 1	300,000	—	300,000	—
Cancelled during the year	—	—	—	—
Replacement awards granted during the year	—	—	—	—
Granted during the year	—	—	—	—
Exercised during the year	(300,000)	1.0	—	—
Outstanding as of December 31	—	—	300,000	—
Vested as of December 31	—	—	200,000	—
Exercisable as of December 31	—	—	200,000	—

(iv) 2021 grants to management board and employees

During the year ended December 31, 2021, 167,326 RSUs and 15,000 Options were granted under 2019 Plan.

RSUs do not have any market or performance based vesting criteria and vest in three or four equal annual tranches starting from their grant dates. Each RSU represents a right to receive a payment in cash or shares equal to the value of the RSU on the settlement date. The Company has a choice to settle either in cash, in shares or a combination thereof. In line with this policy, both types of awards are to be settled in shares.

Options vest in three equal tranches over a three-year period starting on January 1, 2022, and are subject to market or performance based vesting conditions. These options will vest only if the 20-trading day volume-weighted average stock price of the Company’s shares preceding the vesting date of each tranche exceeds the exercise price of USD 12.52. Therefore, expenses would not be reversed, if the tranches do not ultimately vest. All grants expire on the 10th anniversary of grant date.

(v)  2022 grants to management board and employees

During the year ended December 31, 2022 the following awards were granted under 2019 Plan:

Award Type (2019 Plan)	Market/ Performance Based Vesting Conditions	Number of Awards	Vesting Conditions	Expiration Date
RSUs	No	284,788	Four equal annual tranches over a four-year period starting on the grant date	10th anniversary of Grant Date
RSUs	Yes	174,394	Four equal tranches over a four-year period, starting February 1, 2023 on each anniversary of the grant date once the market/performance condition is met.	10th anniversary of Grant Date
RSUs	Yes	424,799	Will vest in full once the market/performance condition is met	10th anniversary of Grant Date
SGAs	No	425,093	Four equal tranches over a four-year period, starting within 1 year after grant date and on each anniversary thereafter	10th anniversary of Grant Date

The grant date fair value of these grants will be recognized in profit or loss over the service period by using the graded approach. 174,394 RSUs referred above vest only if the three months volume-weighted average stock price of the Company’s shares preceding the vesting date of each tranche exceeds the exercise price of USD 12 and USD 15, respectively. This performance option will expire January 2, 2024. The 58,132 of 424,799 RSUs referred to above will vest only if the three months volume-weighted average stock price of the Company’s shares preceding the vesting date of each tranche exceeds the exercise price of USD 12 and USD 15. The related performance option will expire on February 1, 2024. The remaining 366,667 RSUs with performance based vesting conditions will vest only if the three months volume-weighted average stock price of the Company’s shares preceding the vesting date of each tranche exceeds the exercise price of USD 15 upon a change of control of the Company. All the hurdles explained above are considered a market condition. Therefore, expenses would not be reversed, if the tranches do not ultimately vest.

All the remaining RSUs referred to above have same characteristics as the RSUs granted in 2021 (Note 21 (iv)).

On May 2, 2022, Volkmar Weckesser resigned from his duties as the Chief Information Officer effective as of May 3, 2022. Pursuant to his separation agreement, his service agreement terminated on June 29, 2022. Upon the termination of his service agreement, the vesting of 10,000 options that had been granted in 2020 were fully cancelled. 20,000 RSUs that had been granted in 2020 and 10,000 options that had been granted in 2021 remained unvested and they were fully forfeited as of the date of termination of this service agreement. A total amount of EUR 149k that had been recognized in the financial statements in the previous periods for these RSUs and options was reversed during the year ended December 31, 2022.

An additional amount of EUR 139k of expense that had been recognized in the financial statements in the previous periods for certain awards granted to other officers was reversed during the year ended December 31, 2022 upon the forfeiture of such awards.

(vi)  2020 grants to Dr. Andrin Oswald

In 2020, the Company and Mr. Oswald entered into an award agreement under the 2019 Plan pursuant to which Mr. Oswald would receive certain awards in the form of RSUs. According to the award agreement, a total of 324,000 RSUs were granted on December 1, 2020, subject to the purchase of ordinary shares of the Company on the open market in the amount of CHF 1,000k after the grant date, which would vest pro rata to the number of shares actually purchased up to the full investment amount of CHF 1,000k on each quarterly installment.

The RSUs referred to above had no performance-based vesting criteria. RSUs represented a right to receive a payment equal to the value of the RSU at the exercise date. All the RSUs would vest in four equal annual installments following the grant date, subject to Mr. Oswald’s continued service with the Company as of the vesting date and will be charged to profit or loss over the period by using the graded approach. Additionally, a total of 500,000 performance-based vesting RSUs were granted to Mr. Oswald on December 1, 2020 which were subject to certain market conditions.

On February 1, 2022, Mr. Oswald stepped down from his position and signed a separation agreement. Pursuant to his separation agreement, all unvested RSUs held by Mr. Oswald under the Company’s long term incentive plan continued to vest in accordance with their terms through the date of his termination on April 30, 2022. However, the number of RSUs he would receive would not exceed 62,284 RSUs. As a result, 69,428 RSUs were vested and the remaining unvested RSUs granted to him were forfeited on the termination date as of April 30, 2022. Since Mr. Oswald had a right to only 62,284 RSUs, the remaining 7,144 RSUs from the total vested RSUs were cancelled. Expenses related to total unvested RSUs in the amount of EUR 2,775k that had been recognized in the financial statements in the previous periods were reversed during the year ended December 31, 2022. This amount excluded the 69,428 RSUs vested, of which 62,284 RSUs vested pursuant to his separation agreement and 7,144 RSUs were cancelled.

(vii)  2022 grants to Kim Stratton

On February 1, 2022, Kim Stratton (the “CEO”) was awarded 174,394 initial performance RSUs subject to time-vesting and performance-vesting (“Performance-vested RSUs”), 166,667 initial time-vested RSUs subject to only time-vesting (“Time-vested RSUs”), and a number of RSUs equal to CHF 200,000 divided by the VWAP calculated as of the date of grant and 44,444 annual RSUs (together, “Annual RSUs”). All RSUs have a maturity of 10 years, are settled with ordinary shares and have no exercise price. In case of a termination of the service agreement by the CEO, all unvested RSUs will be forfeited to the extent they have remained unvested following the expiration of a 12-month period after termination.

Performance-vested RSUs also have a market condition that 50% of the Performance-vested RSUs vest only if the VWAP exceeds USD 12 and the remaining 50% of the Performance-vested RSUs vest if the VWAP exceeds USD 15. The Time-vested RSUs are not subject to any performance conditions, so their fair value equals the share price at grant date (after deduction of expected dividends during the respective vesting period, if any). The fair value for the Performance-vested RSUs is calculated by using an appropriate option pricing model (as described below) as these RSUs are subject to a market performance condition. Both Performance-vested RSUs and Time-vested RSUs vest over four years in four equal installments after the grant date and are recognized using the graded vesting method.

The fair value of the Performance-vested RSUs as of the grant date was determined using a Monte Carlo simulation model. The Monte Carlo simulation model utilizes multiple input variables to estimate the probability that market conditions will be achieved. The key assumptions used to derive the Performance-vested RSUs’ value are set out below:

	February 1, 2022
	Tranche 1	Tranche 2
Share price at grant date (USD)	4.42	4.42
Vesting hurdle	12	15
Date to reach vesting hurdle	January 1, 2024	January 1, 2024
Expected volatility	80%	80%
Risk-free rate	1.1%	1.1%
Time to vesting hurdle year	1.91	1.91
Dividend yield	nil	nil

Regarding the Annual RSUs, the CEO will receive an annual number of RSUs, starting from 2023, that will vest in four equal annual installments. The allocation of RSUs will be done in the future, so to receive the RSUs the CEO must stay with Centogene during the period until the allocation of an annual grant of RSUs. Since these RSUs include a service condition, expenses regarding the services received are recognized starting from February 1, 2022. The CEO’s service agreement does not specify any end date for granting such annual RSUs, therefore the Company estimates the duration of her service period as four years, which is the duration of the CEO’s appointment by the Supervisory Board. The fair value of each grant of Annual RSUs is measured at each reporting date until the respective grant date is reached and the expenses are adjusted to this new fair value.

In the event of a change of control of the Group, all granted RSUs will vest immediately including a maximum of 275,000 additional RSUs (the “M&A RSUs”) with a grant date February 1, 2022. The fair value of the M&A RSUs were determined to be EUR 156k. However, since the M&A RSUs will vest only if there is an occurrence of a change of control, which is not deemed probable by management in the foreseeable future, the Group did not account for these RSUs.

(viii)  2022 grants to Miguel Coego Ríos

On May 27, 2022, Miguel Coego Ríos, (the “CFO”) was awarded 58,132 initial Performance-vested RSUs and 55,556 initial Time-vested RSUs. All RSUs have a maturity of 10 years, are settled with ordinary shares and have no exercise price.

The Time-vested RSUs awarded to the CFO have the same vesting conditions as those awarded to the CEO, and their fair values are determined using the same methodology as that used for the CEO’s awards.

The Performance-vested RSUs awarded to the CFO also have the same vesting conditions (including performance conditions on the Performance-vested RSUs) as those awarded to the CEO, except for the absence of a time vesting condition, and their fair values are determined using the same methodology as that used for the CEO’s awards. In the case of the CFO’s Performance-vested RSUs, since there is no time vesting condition, the expense for these RSUs are recognized fully on the service start date.

Similar to the Performance-vested RSUs awarded to the CEO, the fair value of the Performance-vested RSUs awarded to the CFO as of the grant date was determined using a Monte Carlo simulation model. The Monte Carlo simulation model utilizes multiple input variables to estimate the probability that market conditions will be achieved. The key assumptions used to derive the Performance-vested RSUs value are set out below:

	May 27, 2022
	Tranche 1	Tranche 2
Share price at grant date (USD)	2.70	2.70
Vesting hurdle	12	15
Date to reach vesting hurdle	February 1, 2024	February 1, 2024
Expected volatility	80%	80%
Risk-free rate	2.2%	2.2%
Time to vesting hurdle year	1.68	1.68
Dividend yield	nil	nil

Fair value amounts of Tranche 1 and Tranche 2 on the grant date were USD 0.50 and USD 0.35, respectively.

In case of a change of control of the Group, all granted Performance-Vested RSUs and Time-Vested RSUs will vest immediately, if the service agreement is not terminated based on a predetermined market condition. Additionally, if a change of control occurs within the 9 months following termination of the CFO’s service agreement, a maximum of 50,000 unvested RSUs will time-vest and performance-vest. However, since the M&A RSUs will vest only if there is an occurrence of a change of control, which is not deemed probable by management in the foreseeable future, the Group did not account for these RSUs.

(ix)  2022 and 2021 supervisory board grants

In connection to the IPO 10,000 Share Options have been granted as an extraordinary incentive to Mr. Berndt Modig as approved at the annual general meeting of shareholders on June 24, 2021. The Options have a strike price of USD 14 and vest in four equal installments following the grant date.

In the extraordinary general meeting of shareholders on December 18, 2020, shareholders approved a new incentive compensation scheme for supervisory board members, under which certain members of the supervisory board will annually receive an award of options and RSUs for ordinary shares of the Company under the 2019 Plan with a target value of EUR 80,000 multiplied by the LTI factor. For each award, RSUs will constitute 75% of the value of the award while options will constitute the remaining 25% of the value of the award. The LTI factor will be 100% or less based on the volume-weighted average stock price of the shares over a 60 trading day period preceding December 31 of the relevant financial year. Furthermore, the chairman and vice-chairman of the supervisory board, the chairman of the audit committee and the chairman of the compensation committee would receive an additional award which would also be multiplied by the LTI factor.

In the Company’s annual general meeting of shareholders on June 22, 2022, shareholders modified the initial incentive compensation scheme approved at the December 18, 2020 extraordinary general meeting. Pursuant to this modified compensation scheme, certain members of the supervisory board will annually receive an award of options and RSUs for ordinary shares of the Company with a target value of EUR 140,000 multiplied by the LTI factor. Furthermore, the chairman and vice-chairman of the supervisory board will each annually receive an additional award with a value of EUR 105,000 and EUR 70,000, respectively, multiplied by the LTI factor; the chairman of the audit committee and the chairman of the compensation committee will each annually receive an additional award with a value of EUR 70,000 and EUR 14,000, respectively, multiplied by the LTI factor. Also, if a supervisory board member was in office during all or part of a financial year but would cease to be a supervisory board member before the LTIs are granted for such financial year, such former supervisory board member will retain his or her entitlement to such LTIs based on a pro rata tempore basis.

The grant date criteria for these awards will be met at each future annual grant date, upon the approval of the audited annual accounts, at such time when the terms and value of the awards to be granted become fixed.

The LTI Factor determines the final number of RSUs and options after the end of the financial year for which the annual LTI is granted. Therefore, the LTI Factor is a market performance condition and the expected achievement of the performance condition is part of the fair value measurement. The awards will be charged to profit or loss over the service period using the graded approach, pursuant to the equal annual vesting instalments. As the modification on June 22, 2022 increased the number of equity awards granted, the Group included the fair value of the additional RSUs and options, measured at the date of the modification in the measurement of the amount recognized for services received.

The awards will vest in four equal annual instalments on each relevant anniversary of the grant date and will vest in full upon a change in control of the Company (provided that the holder remains an eligible participant on the date of the change in control). The awards will expire on the ten-year anniversary of the grant date and will be settled in shares.

Equity share option 2019

Equity share option 2017 and Equity share option 2019

The fair values of ESOP 2019 were estimated at the date of grant using the Black-Scholes option pricing model, taking into account the terms and conditions under which the share options were granted. The model takes into account historical and expected dividends, and the share price volatility of other public companies in the relevant industries to predict the share performance. There are no cash settlement alternatives for either the option holders or the Company.

The key assumptions used to derive the option value are set out below:

	2019
	ESOP 2017	ESOP 2019
Exercise price (EUR)	0.12	12.58
Share price at grant date (EUR)	12.58	12.58
Volatility (%)	70	70
Risk‑free interest rate (%)	(0.7)	(0.7)
Dividend yield (%)	nil	nil
Option term (years)	10	10

Valuation of 2022 and 2021 grants

The fair value of the options granted to Mr. Modig and Mr. Sheldon was estimated at the date of grant using the Black-Scholes option pricing model, taking into account the terms and conditions on which the options were granted. In addition to that the fair value of the options granted to the Mr. Kim was estimated at the date of modification also using the Black-Scholes option pricing model. The awards granted to participants under the 2019 Plan in 2021 were estimated at the grant date. The fair value of the standard RSUs (i.e., those without performance-based vesting criteria) is based on the observed value of the underlying shares. As no dividend payments are expected over the vesting period, no further adjustment is required. The weighted average fair value of standard RSUs granted under the 2019 Plan during the year ended December 31, 2022 and 2021 were USD 1.93 and USD 10.96, respectively. The key assumptions used to derive the option and performance-based RSUs value and the weighted average fair value are set out below:

	2021 Fair Value assumptions				2022 Fair Value assumptions
	Options	Add. Options	Options	Options	Performance	Change of Control	Performance	Change of Control
	Mr. Modig and	Mr. Modig	Mr. Kim	2019 Plan	Based RSUs	Based RSUs	Based RSUs	Based RSUs
	Mr.Sheldon				Mrs. Stratton	Mrs. Stratton	Mr. Coego Ríos	Mr. Coego Ríos
Exercise price (USD)	9.92	14.00	11.60	12.52	12.00/15.00	=>5 to <=15	12.00/15.00	=>5 to <=15
Share price at grant date (USD)	10.01	10.01	10.80	12.54	4.42	4.42	2.70	2.70
Volatility (%)	75	75	75	75	80	85	80	80
Risk‑free interest rate (%)	1.7	1.7	1.7	1.9	1.1	1.1	2.2	2.2
Dividend yield (%)	nil	nil	nil	nil	nil	nil	nil	nil
Expected contractual life (years)	10.0	10	9	10	10	10	10	10
Weighted average fair value (USD)	7.86	7.45	8.21	7.36	2.10/1.60	1.45/1.71	0.50/0.35	0.84/0.65

The expense recognized for the above share-based payment transactions during the year is shown in the following table:

in EUR k	2022	2021	2020
Expenses arising from equity-settled share-based payment transactions
- ESOP 2019, including replacement by RSUs	2,376	7,000	2,105
- Grants to management board and employees	852	985	3,486
- Supervisory board grant	—	50	67
- Reversals	(3,244)	—	—
Total expenses arising from share‑based payment transactions	(16)	8,035	5,658